UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Enhanced Global Bond Fund

		Principal Amount ($) (a)	Value ($)

Bonds 106.2%
Austria 1.4%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,491,590
Belgium 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019 (Cost $622,188)		600,000	788,420
Bermuda 0.2%
Weatherford International Ltd., 5.125%, 9/15/2020 (Cost $384,469)		385,000	415,591
Canada 3.1%
Encana Corp., 5.15%, 11/15/2041		170,000	165,443
Government of Canada:
4.25%, 6/1/2018	CAD	2,000,000	2,326,379
5.0%, 6/1/2014	CAD	1,990,000	2,167,089
Series WL43, 5.75%, 6/1/2029	CAD	590,000	866,236

(Cost $4,378,438)			5,525,147
Chile 0.8%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,484,642
Croatia 0.2%
Republic of Croatia, REG S, 6.75%, 11/5/2019 (Cost $385,385)		400,000	380,000
Dominican Republic 0.6%
Dominican Republic:
144A, 7.5%, 5/6/2021		500,000	510,750
REG S, 7.5%, 5/6/2021		600,000	612,900

(Cost $1,134,760)			1,123,650
El Salvador 0.0%
Republic of El Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	21,950
France 2.8%
Government of France, 4.25%, 10/25/2023 (Cost $4,660,833)	EUR	3,480,000	4,966,246
Germany 1.6%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,483,289
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,428,586

(Cost $2,559,439)			2,911,875
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	308,025
Indonesia 0.6%
Republic of Indonesia:
REG S, 4.875%, 5/5/2021		250,000	268,750
REG S, 6.875%, 1/17/2018		700,000	831,250

(Cost $911,243)			1,100,000
Italy 2.3%
Buoni Poliennali Del Tesoro:
5.0%, 3/1/2022	EUR	2,500,000	3,037,618
6.0%, 5/1/2031	EUR	450,000	555,307
6.5%, 11/1/2027	EUR	460,000	604,290

(Cost $4,247,596)			4,197,215
Japan 16.0%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	8,622,586
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	14,291,757
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	780,506
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	1,182,994
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,910,483
Series 32, 2.3%, 3/20/2040	JPY	75,000,000	1,072,494

(Cost $20,729,290)			28,860,820
Kazakhstan 0.1%
KazMunayGas National Co., Series 1, REG S, 8.375%, 7/2/2013 (Cost $162,875)		170,000	181,509
Liberia 0.7%
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (Cost $1,106,875)		1,100,000	1,190,750
Lithuania 0.6%
Republic of Lithuania, REG S, 5.125%, 9/14/2017 (Cost $1,016,250)		1,000,000	985,000
Luxembourg 0.3%
ArcelorMittal, 6.125%, 6/1/2018 (Cost $520,245)		500,000	521,587
Mexico 4.2%
United Mexican States, Series M, 8.0%, 6/11/2020 (Cost $7,293,990)	MXN	85,000,000	7,492,183
Netherlands 3.2%
Government of Netherlands, 4.5%, 7/15/2017	EUR	3,570,000	5,418,763
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	401,625

(Cost $5,549,132)			5,820,388
Panama 0.4%
Republic of Panama:
5.2%, 1/30/2020		500,000	568,250
6.7%, 1/26/2036		120,000	153,000

(Cost $672,475)			721,250
Peru 0.6%
Republic of Peru, 7.35%, 7/21/2025 (Cost $974,250)		750,000	997,500
Poland 4.1%
Republic of Poland:
5.0%, 3/23/2022		1,210,000	1,226,940
Series 1019, 5.5%, 10/25/2019	PLN	20,000,000	6,217,305

(Cost $7,557,961)			7,444,245
Portugal 0.2%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	261,871
Russia 0.6%
Russian Federation:
144A, 5.0%, 4/29/2020		550,000	580,250
REG S, 5.0%, 4/29/2020		400,000	422,000

(Cost $991,400)			1,002,250
Serbia 0.5%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		455,000	429,975
REG S, 7.25%, 9/28/2021		400,000	396,000

(Cost $841,113)			825,975
South Africa 1.0%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		1,200,000	1,254,000
Republic of South Africa, 5.5%, 3/9/2020		500,000	553,750

(Cost $1,755,900)			1,807,750
Spain 0.3%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	589,211
Sweden 0.8%
Government of Sweden, Series 1046, 5.5%, 10/8/2012	SEK	6,000,000	907,607
Nordea Bank AB, 144A, 4.875%, 5/13/2021		635,000	598,778

(Cost $1,634,305)			1,506,385
United Kingdom 3.9%
Aviva PLC, 5.7%, 12/31/2049	EUR	450,000	461,503
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	868,337
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	2,080,845
5.0%, 3/7/2025	GBP	1,765,000	3,617,427

(Cost $6,602,317)			7,028,112
United States 54.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,266,000
American Express Credit Corp., 2.8%, 9/19/2016		1,600,000	1,636,250
Amgen, Inc., 5.15%, 11/15/2041		500,000	530,833
Applied Materials, Inc., 5.85%, 6/15/2041		685,000	799,992
AT&T, Inc., 3.875%, 8/15/2021		188,000	201,808
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A4", Series 2007-1, 5.451%, 1/15/2049		1,828,646	2,045,644
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.035% *, 11/15/2015		809,306	750,811
Bank of America Corp., 5.75%, 12/1/2017		200,000	205,949
Bank of New York Mellon Corp., 2.4%, 1/17/2017		1,080,000	1,098,915
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.713% *, 6/11/2040		220,000	248,574
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		480,000	487,553
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		184,000	192,789
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		128,000	132,630
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (b)		355,000	430,413
CCO Holdings LLC, 6.5%, 4/30/2021		480,000	499,200
Chevron Corp., 3.95%, 3/3/2014		1,250,000	1,337,399
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 3.04% *, 8/15/2018		1,600,000	1,683,406
Citigroup, Inc.:
4.5%, 1/14/2022		400,000	398,205
5.875%, 1/30/2042		670,000	693,625
CNA Financial Corp., 5.75%, 8/15/2021		771,000	814,170
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 6.009% *, 6/15/2038		1,040,000	1,174,761
CSX Corp., 6.15%, 5/1/2037		300,000	371,065
CVS Caremark Corp., 5.75%, 5/15/2041		215,000	258,083
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	538,223
Dow Chemical Co., 5.25%, 11/15/2041		400,000	434,769
DTE Energy Co., 7.625%, 5/15/2014		167,000	189,591
Ecolab, Inc.:
4.35%, 12/8/2021		560,000	617,293
5.5%, 12/8/2041		124,000	142,898
Equinix, Inc., 7.0%, 7/15/2021		1,625,000	1,763,125
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	465,822
7.25%, 6/15/2019		1,030,000	1,250,201
Federal Home Loan Mortgage Corp., 4.5%, 6/1/2041		3,218,091	3,422,238
Federal National Mortgage Association:
3.0%, 7/1/2026 (c)		3,325,000	3,466,312
3.5%, 4/1/2041 (c)		8,750,000	9,091,113
4.0%, 3/1/2040 (c)		5,450,000	5,760,820
4.5%, 3/1/2023		674,480	726,594
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		4,381,043	516,711
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	562,522
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		123,262	123,491
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		1,175,000	1,292,500
General Electric Capital Corp., 2.9%, 1/9/2017		1,485,000	1,527,646
Gilead Sciences, Inc., 4.4%, 12/1/2021		445,000	481,727
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		3,834,792	99,734
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		1,347,065	63,676
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		2,018,388	206,534
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,969,563	307,723
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		1,028,133	157,660
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,258,580	415,847
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		2,329,704	154,101
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		3,147,732	509,214
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040		1,290,246	180,274
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		454,440	74,079
7.0%, with various maturities from 1/15/2029 until 2/15/2029		80,897	93,167
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,815,000	1,991,026
Hewlett-Packard Co., 3.3%, 12/9/2016		680,000	710,675
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,800,000	1,813,500
JC Penney Co., Inc., 5.65%, 6/1/2020		1,215,000	1,218,037
JPMorgan Chase & Co., 2.6%, 1/15/2016		300,000	303,253
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	844,071
"A4", Series 2007-LD12, 5.882%, 2/15/2051		1,539,000	1,723,962
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (b)		1,075,000	1,105,412
Kraft Foods, Inc., 5.375%, 2/10/2020		1,500,000	1,751,778
Kroger Co., 6.9%, 4/15/2038		500,000	646,623
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		690,000	773,072
Levi Strauss & Co., 7.625%, 5/15/2020 (d)		1,093,000	1,142,185
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (b)		400,000	530,068
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		580,000	594,212
McKesson Corp., 4.75%, 3/1/2021		550,000	630,497
MGM Resorts International, 9.0%, 3/15/2020		750,000	845,625
Morgan Stanley Reremic Trust, “A4A”, Series 2009-GG10, 144A, 5.984% *, 8/12/2045		1,860,000	2,114,515
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (b)		400,000	487,524
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		340,000	344,164
NBCUniversal Media LLC, 5.95%, 4/1/2041		430,000	517,155
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.516% *, 11/27/2018		1,366,069	1,347,703
"A4", Series 2006-1, 0.585% *, 11/23/2022		1,875,000	1,850,099
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	649,250
Nuveen Investments, Inc., 10.5%, 11/15/2015		450,000	469,125
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	158,173
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		650,000	611,708
SunTrust Banks, Inc., 3.6%, 4/15/2016		259,000	267,554
Target Corp., 2.9%, 1/15/2022		1,210,000	1,223,162
Time Warner Cable, Inc., 4.0%, 9/1/2021		610,000	637,967
Time Warner, Inc., 7.625%, 4/15/2031		400,000	523,862
U.S. Treasury Bill, 0.015% **, 3/8/2012 (e)		1,150,000	1,149,954
U.S. Treasury Inflation-Indexed Note, 0.625%, 7/15/2021		9,034,020	9,935,308
U.S. Treasury Note, 0.5%, 10/15/2013 (d)		5,700,000	5,728,055
Williams Partners LP, 4.0%, 11/15/2021		206,000	210,108
Yum! Brands, Inc.:
3.875%, 11/1/2020		450,000	465,896
5.3%, 9/15/2019		90,000	102,331

(Cost $94,874,785)			97,311,289
Venezuela 0.4%
Republic of Venezuela, REG S, 7.75%, 10/13/2019 (Cost $710,168)		1,000,000	760,000

Total Bonds (Cost $177,523,802)			191,022,426
Loan Participations and Assignments 0.5%
Russia
Gazprom OAO:
REG S, 6.51%, 3/7/2022		530,000	559,150
144A, 8.125%, 7/31/2014		265,000	290,838
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	111,250

Total Loan Participations and Assignments (Cost $883,870)			961,238

	Shares	Value ($)

Securities Lending Collateral 3.6%
Daily Assets Fund Institutional, 0.24% (f) (g) (Cost $6,543,803)	6,543,803	6,543,803
Cash Equivalents 1.1%
Central Cash Management Fund, 0.07% (f) (Cost $1,901,951)	1,901,951	1,901,951

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $186,853,426) †	111.4	200,429,418
Other Assets and Liabilities, Net	(11.4)	(20,484,033)

Net Assets	100.0	179,945,385

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $187,681,345.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $12,748,073.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,279,824 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,531,751.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Taxable issue.
(c)	When-issued or delayed delivery security included.
(d)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $6,390,941, which is 3.6% of net assets.
(e)	At January 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	75	10,065,573	162,035
Ultra Long U.S. Treasury Bond	USD	3/21/2012	10	1,599,688	4,355
Total unrealized appreciation					166,390

At January 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	3/21/2012	233	30,814,250	(468,288)
30 Year U.S. Treasury Bond	USD	3/21/2012	20	2,908,750	(34,271)
Euro Currency	USD	3/19/2012	9	1,472,175	(859)
Japanese Yen Currency	USD	3/19/2012	7	1,149,225	(29,421)
Total unrealized depreciation					(532,839)

As of January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	12,054,038	BRL	21,763,987	2/15/2012	318,736	UBS AG
USD	12,077,215	TRY	22,484,151	2/15/2012	534,009	UBS AG
USD	19,997,922	NZD	25,168,200	2/15/2012	734,266	UBS AG
USD	12,036,751	AUD	11,676,383	2/15/2012	318,678	UBS AG
USD	7,988,984	JPY	613,554,008	2/15/2012	49,248	Nomura International PLC
USD	12,173,646	HUF	2,950,343,921	2/15/2012	853,488	Commonwealth Bank of Australia
USD	2,367,988	AUD	2,300,000	4/19/2012	52,872	HSBC Bank USA
USD	1,315,443	CHF	1,250,000	4/19/2012	44,297	HSBC Bank USA
USD	20,767,015	EUR	16,300,000	4/19/2012	559,947	HSBC Bank USA
USD	8,863,284	JPY	680,000,000	4/19/2012	67,081	HSBC Bank USA
USD	3,833,700	GBP	2,500,000	4/19/2012	103,212	HSBC Bank USA
USD	1,648,018	KRW	1,900,000,000	4/19/2012	33,800	HSBC Bank USA
CNY	17,500,000	USD	2,774,695	4/19/2012	2,208	HSBC Bank USA
Total unrealized appreciation					3,671,842

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CZK	243,937,358	USD	12,163,115	2/15/2012	(405,244)	Bank of America
NOK	48,262,061	USD	8,030,894	2/15/2012	(181,767)	Morgan Stanley
SGD	15,470,722	USD	12,003,695	2/15/2012	(295,555)	Morgan Stanley
CAD	20,364,747	USD	20,021,872	2/15/2012	(233,023)	Nomura International PLC
CHF	30,479,744	USD	32,174,266	2/15/2012	(888,179)	Commonwealth Bank of Australia
USD	3,670,473	CNY	22,500,000	4/19/2012	(105,847)	HSBC Bank USA
CAD	900,000	USD	885,043	4/19/2012	(10,913)	HSBC Bank USA
PLN	12,000,000	USD	3,433,044	4/19/2012	(255,291)	HSBC Bank USA
MXN	92,000,000	USD	6,777,164	4/19/2012	(234,340)	HSBC Bank USA
EUR	2,400,000	USD	3,100,368	4/19/2012	(39,798)	HSBC Bank USA
Total unrealized depreciation					(2,649,957)

Currency Abbreviations

AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Yuan	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Bonds	$—	$191,022,426	$—	$191,022,426
Loan Participations and Assignments	—	961,238	—	961,238
Short-Term Investments(h)	8,445,754	—	—	8,445,754
Derivatives(i)	166,390	3,671,842	—	3,838,232
Total	$8,612,144	$195,655,506	$—	$204,267,650
Liabilities
Derivatives(i)	$(532,839	$(2,649,957)	$—	$(3,182,796)
Total	$(532,839	$(2,649,957)	$—	$(3,182,796)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(30,280)	$1,021,885
Interest Rate Contracts	$(336,169)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012